Product Warranty Provision (Tables)	12 Months Ended
Dec. 31, 2023
Warranty provision [abstract]
Summary of Product Warranty Provision

The Company provides maximum of two years of warranty for all products. The amount of product warranty provision as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Product warranty provision	30,957	36,099
Total	30,957	36,099